Operating, Selling and General Expense (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating, Selling and General Expense
Employee and contract service costs		$ 8,458	$ 8,037
Materials and equipment		2,518	1,901
Commodities		1,739	2,196
Travel, marketing and other		668	673
Total Operating, Selling and General Expense		$ 13,383	$ 12,807
Restructuring expense	$ 275